Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands		2 Months Ended			5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 09, 2020	Feb. 21, 2023	Feb. 14, 2023	Dec. 31, 2022	May 31, 2024	Jun. 21, 2021	Jul. 19, 2024	Aug. 22, 2024	Oct. 19, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2020	Dec. 21, 2017	Oct. 20, 2022
Property, Plant and Equipment [Line Items]
short-term receivable										$ 4,370	$ 0
Operating Lease, Right-of-Use Asset										15,937	36,969
Operating Lease, Liability, Current										11,608	21,031
Operating Lease, Liability, Noncurrent										4,329	15,937
Sublease Income										33,217	77,414	$ 54,877
Finance Lease, Right-of-Use Asset, Amortization										1,415	306	1,116
Purchase Obligation										725,686
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement													five-year
Sale price													$ 24,527
Seller's credit													4,425
short-term receivable										4,370
Finance Lease, Liability										1,097	2,164		$ 5,148
Finance Lease, Liability, Current										1,097	1,067
Finance Lease, Liability, Noncurrent											$ 1,097
Operating Lease, Right-of-Use Asset										$ 2,755
incremental borrowing rate										2.54%
Operating Lease, Weighted Average Remaining Lease Term										11 months 19 days	1 year 11 months 23 days
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement						five-year
Sale price						$ 52,304
Seller's credit						$ 8,415
Long-term receivable of seller's credit										$ 8,183
Operating Lease, Right-of-Use Asset										$ 13,182
incremental borrowing rate										2.98%
Operating Lease, Weighted Average Remaining Lease Term										1 year 5 months 23 days	2 years 5 months 26 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement	five-year
Sale price	$ 61,070
Seller's credit	$ 11,800
Finance Lease, Liability, Current					$ 43,316
Sublease Income					$ 6,777
Finance Lease, Weighted Average Discount Rate, Percent					7.10%
Finance Lease, Principal Payments										$ 1,835
Finance Lease, Interest Expense										517
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization					$ 55,116
Finance Lease, Right-of-Use Asset, Amortization										$ 1,415
Alaska [Member]
Property, Plant and Equipment [Line Items]
Sublease Income							$ 3,206
Property, Plant and Equipment, Additions							21,000
Incentive to Lessee							5,900
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization							$ 53,702
Archangel [Member]
Property, Plant and Equipment [Line Items]
Sublease Income								$ 3,206
Property, Plant and Equipment, Additions								21,000
Incentive to Lessee								5,900
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization								$ 41,998
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement														five-year
Sale price														$ 65,200
Seller's credit														$ 13,000	$ 13,000
Finance Lease, Liability, Current															29,968
Sublease Income				$ 4,407					$ 17,916
Finance Lease, Weighted Average Discount Rate, Percent										3.90%
Finance Lease, Principal Payments												2,164
Finance Lease, Interest Expense												$ 229
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization															$ 42,968
Eurochampion 2004 and Euronike [Member] | October 2022 Addendum [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement										option to extend the charter period for one year and add two purchase options to repurchase the vessels
Eurochampion 2004 [Member]
Property, Plant and Equipment [Line Items]
Seller's credit			$ 6,500
Sublease Income			5,809
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization			41,545
Purchase Obligation			$ 13,750
Euronike [Member]
Property, Plant and Equipment [Line Items]
Seller's credit		$ 6,500
Sublease Income		5,809
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization		27,500
Purchase Obligation		$ 13,750